Related Party Transactions - Schedule of Related Party Transactions with Golar Partners and Subsidiaries (Details) - Golar LNG Partners - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties	$ (10,222)	$ 79,323
Management and administrative services revenue
Related Party Transaction [Line Items]
Net revenue from related parties	1,288	1,329
Ship management fees revenue
Related Party Transaction [Line Items]
Net revenue from related parties	3,481	3,655
Charterhire expense
Related Party Transaction [Line Items]
Related party expense	(14,560)	(32,239)
Gain on disposal to Golar Eskimo
Related Party Transaction [Line Items]
Aggregate amount of related party transaction	0	103,540
Interest expense on short-term credit arrangements
Related Party Transaction [Line Items]
Interest expense, related party	(122)	0
Interest income on vendor financing loan
Related Party Transaction [Line Items]
Interest income, related party	0	3,038
Interest expense on deposit payable
Related Party Transaction [Line Items]
Interest expense, related party	$ (309)	$ 0